Shareholders' Equity (Details) - USD ($)						12 Months Ended
	May 14, 2025	Apr. 18, 2025	Nov. 01, 2024	Sep. 30, 2024	Sep. 25, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 21, 2025	Nov. 30, 2024
Class of Stock [Line Items]
Ordinary shares authorized							50,000,000
Ordinary shares issued							19,250,000
Ordinary shares outstanding							19,250,000
Ordinary share par value (in Dollars per share)							$ 0.001
Reverse stock split		4-to-1
Capital Units, Value (in Dollars)	$ 62,500
Ordinary shares are entitled to one vote						one
Proceeds from Contributions from Parent (in Dollars)							$ 29,200,000	$ 18,700,000
Working capital contribution (in Dollars)				$ 30,000,000
Total net settlement (in Dollars)				$ 48,400,000
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares authorized						59,375,000
Ordinary shares issued						23,980,257
Ordinary shares outstanding						23,980,257
Ordinary share par value (in Dollars per share)						$ 0.001
Underwriting discounts (in Dollars)	$ 50,000,000
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares authorized						3,125,000
Ordinary shares issued
Ordinary shares outstanding
Ordinary share par value (in Dollars per share)						$ 0.001
Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares authorized		50,000,000	200,000,000		100,000,000	50,000			62,500,000
Ordinary shares issued		19,250,000	100,000		100,000,000	50,000				77,000,000
Ordinary shares outstanding		19,250,000	100,000		50,000	50,000				77,000,000
Ordinary share par value (in Dollars per share)		$ 0.001	$ 0.00025		$ 0.0005	$ 1
Ordinary share			2		2,000	4,427,500
Irrecoverably surrendered ordinary shares					99,950,000
Ordinary shares			76,900,000
Ordinary Shares [Member] | Parent Group [Member]
Class of Stock [Line Items]
Ordinary shares issued					50,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares authorized									59,375,000
Ordinary shares issued	4,427,500
Ordinary share par value (in Dollars per share)	$ 12.8								$ 0.001
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares authorized									3,125,000
Ordinary share par value (in Dollars per share)	$ 0.001